LONG-TERM INVESTMENT	6 Months Ended
Jun. 30, 2025
Long-term Investment
LONG-TERM INVESTMENT

6. LONG-TERM INVESTMENT

Long-term investment consists of the equity investment in PSM-ZJK Fasteners (Shenzhen) Co., Ltd. (“PSM-ZJK”) by the Company accounted for using the equity method. The following table sets forth the changes in the Company’s long-term investment:

Investments accounted for using the equity method
$US
Balance as of December 31, 2023	2,517,538
Income from equity method investments	2,622,348
Dividends distribution	(2,319,218)
Foreign currency translation	(73,175)
Balance as of December 31, 2024	2,747,493
Income from equity method investments	1,431,032
Dividends distribution	(2,568,590)
Foreign currency translation	40,581
Balance as of June 30, 2025 (Unaudited)	1,650,516

PSM-ZJK is principally engaged in trading a broad portfolio of hardware, which was originally established by BULTEN Fasteners (Wuxi) Co., Ltd. (“BULTEN Wuxi”) and Zhongjinke Shenzhen, on September 20, 2019 as a joint venture (“JV”), for the purpose of strategic cooperation between BULTEN Wuxi and Zhongjinke Shenzhen to expand business scope.

PSM-ZJK’s originally registered capital are RMB1,000,000 (equivalent to US$144,986) and up to RMB5,050,000 (equivalent to US$764,225) as of December 31, 2021, 51% of which was subscribed by BULTEN Wuxi and 49% of which was subscribed by Zhongjinke Shenzhen, separately.

On November 6, 2023, Mr. Song resigned from the board of PSM-ZJK. On December 24, 2023, a new director, Ms. Chen joined the board of PSM-ZJK. Together with the existing directors, Mr. Ding and Mr. TAN EL PAN EDDY, there were three directors on the board, of which, two are nominated by BULTEN Wuxi, one is nominated by Zhongjinke Shenzhen.

On April 28, 2022, PSM-ZJK received machinery equipment with total original investment cost of RMB2,474,500 (equivalent to US$366,495) from Zhongjinke Shenzhen for the 49% equity shares, and the cost of the acquired assets was measured based on the fair value of the consideration transferred which has been evaluated by the third-party appraisal team.

In view of above, the Company accounted for the investment under the equity method as Zhongjinke Shenzhen is able to exercise significant influence through its board representation.

During the six months ended June 30, 2024 and 2025, the Company recorded no impairment on its investment.